Supplement to currently effective Statement of Additional Information of each of the listed funds:

Asset Allocation                                     Global/Income                              Income
----------------                                     -------------                              ------
Scudder Pathway Series:  Conservative                Scudder Global Bond Fund, Class A,B,C      Scudder High-Yield Fund (formerly
Portfolio, Class A,B,C                               Scudder Emerging Markets Income            Kemper High-Yield Fund), Class
Scudder Pathway Series:  Growth Portfolio,           Fund, Class A,B,C                          A,B,C,I
Class A,B,C                                                                                     Scudder High-Yield Opportunity
Scudder Pathway Series:  Moderate                    Global/ International                      Fund, Class A,B,C
Portfolio, Class A,B,C                               ---------------------                      Scudder Income Fund, Class A,B,C
                                                     Scudder Emerging Markets Growth            Scudder Short Term Bond Fund,
Bank Loan Fund                                       Fund, Class A,B,C                          Class A,B,C
--------------                                       Scudder Global Discovery Fund              Scudder Strategic Income Fund
Scudder Floating Rate Fund (formerly Kemper          (formerly also known as Kemper             (formerly Kemper Strategic Income
Floating Rate Fund), Class A,B,C                     Global Discovery Fund), Class A,B,C        Fund), Class A,B,C,I
                                                     Scudder International Research Fund        Scudder U.S. Government Securities
Core Global/International                            (formerly Kemper International             Fund  (formerly Kemper U.S.
-------------------------                            Research Fund), Class A,B,C                Government Securities Fund), Class
Scudder Global Fund, Class A,B,C                                                                A,B,C,I
Scudder International Fund, Class A,B,C,I            Growth/Aggressive Growth
                                                     ------------------------                   Money Funds
Core/Index                                           Scudder 21st Century Growth Fund,          -----------
----------                                           Class A,B,C                                Scudder Cash Reserves Fund
Scudder S&P 500 Stock Fund (formerly Kemper          Scudder Aggressive Growth Fund             (formerly Kemper Cash Reserves
S&P 500 Index Fund), Class A,B,C                     (formerly Kemper Aggressive Growth         Fund), Class A,B,C,I
                                                     Fund), Class A,B,C,I                       Zurich Government Money Fund
Core/Large Cap                                       Scudder Small Capitalization Equity        Zurich Money Market Fund
--------------                                       Fund (formerly Kemper Small                Zurich Tax-Free Money Fund
Scudder Blue Chip Fund (formerly Kemper              Capitalization Equity Fund), Class         Zurich YieldWise Government Money
Blue Chip Fund), Class A,B,C,I                       A,B,C,I                                    Fund
Scudder Focus Value+Growth Fund (formerly            Scudder Small Company Stock Fund,          Zurich YieldWise Money Fund
Kemper Value+Growth Fund), Class A,B,C,I             Class A,B,C                                Zurich YieldWise Municipal Money
Scudder Growth and Income Fund, Class A,B,C                                                     Fund
Scudder Research  Fund (formerly Kemper              Growth/Large Cap
Research Fund), Class A,B,C                          ----------------                           National Tax-Free Income
Scudder Total Return Fund (formerly Kemper           Scudder Capital Growth Fund, Class         ------------------------
Total Return Fund), Class A,B,C,I                    A,B,C, I                                   Scudder High-Yield Tax-Free Fund,
                                                     Scudder Focus Growth Fund (formerly        Class A,B,C
Core/Target Equity                                   Kemper Large Company Growth Fund),         Scudder Managed Municipal Bonds,
------------------                                   Class A,B,C                                Class A,B,C
Scudder Retirement Fund-Series III                   Scudder Growth Fund (formerly Kemper       Scudder Medium Term Tax-Free Fund,
(formerly Kemper Retirement Fund  Series III)        Growth Fund), Class A,B,C,I                Class A,B,C
Scudder Retirement Fund-Series IV (formerly          Scudder Large Company Growth Fund,
Kemper Retirement Fund Series IV)                    Class A,B,C,I                              Regional /International
Scudder Retirement Fund-Series V (formerly                                                      -----------------------
Kemper Retirement Fund Series V)                                                                Scudder Greater Europe Growth
Scudder Retirement Fund-Series VI (formerly                                                     Fund, Class A,B,C
Kemper Retirement Fund Series VI)                                                               Scudder Latin America Fund, Class
Scudder Retirement Fund-Series VII                                                              A,B,C
(formerly Kemper Retirement Fund Series VII)                                                    Scudder New Europe Fund (formerly
Scudder Target 2010 Fund (formerly Kemper                                                       Kemper New Europe Fund), Class
Target 2010 Fund)                                                                               A,B,C
Scudder Target 2011 Fund (formerly Kemper                                                       Scudder Pacific Opportunities
Target 2011 Fund)                                                                               Fund, Class A,B,C
Scudder Worldwide 2004 Fund (formerly
Kemper Worldwide 2004 Fund)

                                                                                               (cont. on next page)

Sector                                        Select Equity                             Value
------                                        -------------                             -----
Scudder-Dreman Financial Services Fund        Scudder Select 500 Fund, Class A,B,C      Scudder Contrarian Fund (formerly
(formerly Kemper-Dreman Financial Services    Scudder Select 1000 Growth  Fund,         Kemper Contrarian Fund), Class
Fund), Class A,B,C                            Class A,B,C                               A,B,C, I
Scudder Gold Fund, Class A,B,C                                                          Scudder Dividend & Growth Fund,
Scudder Health Care Fund, Class A,B,C,I       State Tax-Free Income                     Class A,B,C
Scudder Technology Fund (formerly Kemper      ---------------------                     Scudder-Dreman High Return Equity
Technology Fund), Class A,B,C,I               Scudder California Tax-Free Income        Fund (formerly Kemper-Dreman High
Scudder Technology Innovation Fund, Class     Fund  (formerly Kemper California         Return Equity Fund), Class A,B,C,I
A,B,C                                         Tax-Free Income Fund), Class A,B,C        Scudder Large Company Value Fund,
                                              Scudder Florida Tax-Free Income Fund      Class A,B,C,I
                                              (formerly Kemper Florida Tax-Free         Scudder Small Cap Value Fund
                                              Income Fund), Class A,B,C                 (formerly Kemper Small Cap Value
                                              Scudder Massachusetts Tax-Free Fund,      Fund), Class A,B,C,I
                                              Class A,B,C
                                              Scudder New York Tax-Free Income
                                              Fund (formerly Kemper New York
                                              Tax-Free Income Fund), Class A,B,C



As you may know, the Scudder Funds and Kemper Funds, which are both managed by Zurich Scudder Investments, Inc. ("Zurich Scudder") (formerly Scudder Kemper Investments, Inc.), have recently undergone a restructuring program to reorganize and combine the two fund families in response to changing industry conditions and investor needs in order to create one streamlined, multi-class family of funds under the Scudder brand. This supplement reflects the changes to the statements of additional information for the funds listed above (the "Funds") as a result of this restructuring:


Investment Restrictions

The following information replaces fundamental investment restriction number 3 under the heading "Investment Restrictions" for Scudder Cash Reserves Fund only:

The Fund may not, as a fundamental policy:

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund reserves the freedom of action to concentrate in government securities and instruments issued by domestic banks.


Trustees/Directors

In connection with the restructuring efforts of Zurich Scudder, shareholders of certain of the Funds are being asked to approve a new slate of Trustees/Directors. Pending shareholder approval, effective July 1, 2001, the following are the members of the Boards of Trustees/Directors for the above-referenced former "Kemper" Funds, except Scudder Global Discovery Fund, and the Funds listed under "Money Funds":

---------------------------- ------------- --------------------------------------- --------------------------
Name, Age and Address        Position      Principal Occupation                    Position with
                             with the                                              Underwriter, Scudder
                             Fund*                                                 Distributors, Inc.
---------------------------- ------------- --------------------------------------- --------------------------
John W. Ballantine, 55       Trustee       Retired; formerly, First Chicago NBD    --
222 South Riverside Plaza                  Corporation/The First National Bank
Chicago, IL 60606                          of Chicago:  1996-1998, Executive
                                           Vice President and Chief Risk
                                           Management Officer; 1995-1996,
                                           Executive Vice President and Head of
                                           International Banking; Director,
                                           First Oak Brook Bancshares, Inc., Oak
                                           Brook Bank and Tokheim Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Lewis A. Burnham, 68         Trustee       Retired; formerly, Partner, Business    --
222 South Riverside Plaza                  Resources Group; formerly, Executive
Chicago, IL 60606                          Vice President, Anchor Glass
                                           Container Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Mark S. Casady, 40**         Trustee       Managing Director, Zurich Scudder       Director and Chairman
Two International Place                    Investments, Inc., formerly,
Boston, MA 02109                           Institutional Sales Manager of an
                                           unaffiliated mutual fund distributor.
---------------------------- ------------- --------------------------------------- --------------------------
Linda C. Coughlin, 49**      Trustee       Managing Director, Zurich Scudder       Director and Vice
Two International Place                    Investments, Inc.                       Chairman
Boston, MA 02109
---------------------------- ------------- --------------------------------------- --------------------------
Donald L. Dunaway, 64        Trustee       Retired; formerly, Executive Vice       --
222 South Riverside Plaza                  President, A.O. Smith Corporation
Chicago, IL 60606                          (diversified manufacturer).
---------------------------- ------------- --------------------------------------- --------------------------
James R. Edgar, 54           Trustee       Distinguished Fellow, University of     --
222 South Riverside Plaza                  Illinois Institute of Government and
Chicago, IL 60606                          Public Affairs; Director, Kemper
                                           Insurance Companies (not affiliated
                                           with the Kemper Funds); Director,
                                           John B. Sanfilippo & Son, Inc.;
                                           Director, Horizon Group Properties,
                                           Inc.; formerly, Governor, State of
                                           Illinois.
---------------------------- ------------- --------------------------------------- --------------------------
William F. Glavin, 42**      Trustee       Managing Director, Zurich Scudder       Managing Director
Two International Place                    Investments, Inc.; formerly,
Boston, MA 02109                           Executive Vice President of Market
                                           and Product Development, The Dreyfus
                                           Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Robert B. Hoffman, 64        Trustee       Retired; formerly, Chairman,            --
222 South Riverside Plaza                  Harnischfeger Industries, Inc.
Chicago, IL 60606                          (machinery for the mining and paper
                                           industries);  formerly, Vice Chairman
                                           and Chief Financial Officer, Monsanto
                                           Company (agricultural, pharmaceutical
                                           and nutritional/food products);
                                           formerly, Vice President, Head of
                                           International Operations, FMC
                                           Corporation (manufacturer of
                                           machinery and  chemicals);  Director,
                                           Harnischfeger Industries, Inc.
---------------------------- ------------- --------------------------------------- --------------------------
Shirley D. Peterson, 59      Trustee       Retired; formerly, President, Hood      --
222 South Riverside Plaza                  College; formerly, Partner, Steptoe &
Chicago, IL 60606                          Johnson (attorneys); prior thereto,
                                           Commissioner, Internal Revenue
                                           Service; prior thereto, Assistant
                                           Attorney General (Tax), U.S.
                                           Department of Justice; Director,
                                           Bethlehem Steel Corp.
---------------------------- ------------- --------------------------------------- --------------------------
Fred B. Renwick, 71          Trustee       Professor of Finance, New York          --


                                       3

---------------------------- ------------- --------------------------------------- --------------------------
222 South Riverside Plaza                  University, Stern School of Business;
Chicago, IL 60606                          Director, the Wartburg Foundation;
                                           Chairman, Finance Committee  of
                                           Morehouse College Board of Trustees;
                                           Director, American Bible Society
                                           Investment  Committee; previously
                                           member of the Investment Committee of
                                           Atlanta University Board of Trustees;
                                           formerly, Director of Board  of
                                           Pensions  Evangelical Lutheran Church
                                           in America.
---------------------------- ------------- --------------------------------------- --------------------------
William P. Sommers, 67       Trustee       Retired; formerly, President and        --
222 South Riverside Plaza                  Chief Executive Officer, SRI
Chicago, IL 60606                          International (research and
                                           development); prior thereto,
                                           Executive Vice President, Iameter
                                           (medical information and educational
                                           service provider); prior thereto,
                                           Senior Vice President and Director,
                                           Booz, Allen & Hamilton Inc.
                                           (management consulting firm);
                                           Director, PSI Inc., Evergreen Solar,
                                           Inc. and Litton Industries; Advisor,
                                           Guckenheimer Enterprises; Consultant
                                           and Director, SRI/Atomic Tangerine.
---------------------------- ------------- --------------------------------------- --------------------------
John G. Weithers, 67         Trustee       Formerly, Chairman of the Board and     --
222 South Riverside Plaza                  Chief Executive Officer, Chicago
Chicago, IL 60606                          Stock Exchange; Director, Federal
                                           Life Insurance Company;  President of
                                           the  Members of the  Corporation  and
                                           Trustee, DePaul University; Director,
                                           International  Federation of Stock
                                           Exchanges;  Director,  Records
                                           Management Systems.
---------------------------- ------------- --------------------------------------- --------------------------


* Each of the named individuals serves as a Director of those funds organized as Maryland corporations or as a Director of the corporations of which the funds are a series, as applicable.

** Messrs. Casady and Glavin and Ms. Coughlin are considered "interested persons" of Zurich Scudder or of each Fund as defined in the Investment Company Act of 1940.



Investment Advisor and Distributor

Effective July 1, 2001, the following information amends the disclosure concerning the administrative services agreement for the above-referenced former "Kemper" Funds, Scudder Global Discovery Fund, Scudder 21st Century Growth Fund and Scudder High-Yield Tax-Free Fund (other disclosure regarding distribution and service fees under the Rule 12b-1 Plans continues to apply):

Shareholder Services. Pursuant to the Rule 12b-1 Plan, information and administrative services are provided to each Fund on behalf of Class A^1, Class B and Class C shareholders under the Shareholder Services Agreement ("Services Agreement") with Scudder Distributors, Inc. ("SDI"). SDI bears all its expenses of providing services pursuant to the Services Agreement between SDI and a Fund, including the payment of a


--------
^1 Each Target Equity Fund has only one outstanding class of shares. Only the discussion that relates to Class A shares applies to the shares of the Target Equity Funds.

services fees. Each Fund pays SDI a shareholder services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of each Fund.^2

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B and Class C shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such Shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or a Fund. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the services fee payable to SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides shareholder or administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on a Fund's records. The effective shareholder or administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder or administrative services. The Board of each Fund, in its discretion, may approve basing the fee payable to SDI at the annual rate of 0.25% on all Fund assets in the future.


--------

^2 Pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This supplement assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect. Scudder Floating Rate Fund will implement a Rule 12b-1 Plan even though the Fund, as a closed-end fund, is not subject to the provisions of Rule 12b-1 under the Investment Company Act of 1940. That Fund's current plan of distribution for Class B and Class C shares contains provisions that are consistent with the requirements of Rule 12b-1 and the new distribution plans also contain provisions that are consistent with the requirements of that Rule.

Certain Trustees/Directors or officers of the Funds are also directors or officers of the Advisor or SDI.

Scudder Global Bond Fund, Scudder Income Fund, Scudder Managed Municipal Bonds, Scudder Medium Term Tax-Free Fund, Scudder Pacific Opportunities Fund, Scudder High-Yield Opportunity Fund and Scudder Large Company Value Fund adopted new management fee rate schedules. The new fee rate schedules and the effective dates are set forth below:


---------------- ------------------- ------------------- ------------------ ------------------- -------------------
                   Scudder Global      Scudder Income     Scudder Managed     Scudder Medium     Scudder Pacific
                     Bond Fund              Fund          Municipal Bonds   Term Tax-Free Fund  Opportunities Fund
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Effective Date     June 18, 2001       June 25, 2001     June 11, 2001        June 11, 2001        May 29, 2001
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
First $250             0.750%              0.550%             0.450%              0.550%              0.850%
million
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $750              0.720%              0.520%             0.430%              0.520%              0.820%
million
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $1.5              0.700%              0.500%             0.410%              0.490%              0.800%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5              0.680%              0.480%             0.400%              0.470%              0.780%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5              0.650%              0.450%             0.380%              0.450%              0.750%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5              0.640%              0.430%             0.360%              0.430%              0.740%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5              0.630%              0.410%             0.340%              0.410%              0.730%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------
Over $12.5             0.620%              0.400%             0.320%              0.400%              0.720%
billion
---------------- ------------------- ------------------- ------------------ ------------------- -------------------


     --------------------------- --------------------------
                                    Scudder High-Yield
                                     Opportunity Fund
     --------------------------- --------------------------
     Effective Date                    June 25, 2001
     --------------------------- --------------------------
     First $500 million                   0.600%
     --------------------------- --------------------------
     Next $500 million                    0.575%
     --------------------------- --------------------------
     Next $500 million                    0.550%
     --------------------------- --------------------------
     Next $500 million                    0.525%
     --------------------------- --------------------------
     Next $1 billion                      0.500%
     --------------------------- --------------------------
     Over $3 billion                      0.475%
     --------------------------- --------------------------

     --------------------------- --------------------------
                                   Scudder Large Company
                                        Value Fund
     --------------------------- --------------------------
     Effective Date                  February 6, 2001
     --------------------------- --------------------------
     First 1.5 billion                    0.600%
     --------------------------- --------------------------
     Next $500 million                    0.575%
     --------------------------- --------------------------
     Next $1 billion                      0.550%
     --------------------------- --------------------------
     Next $1 billion                      0.525%
     --------------------------- --------------------------
     Next $1 billion                      0.500%
     --------------------------- --------------------------
     Over $5 billion                      0.475%
     --------------------------- --------------------------


Effective on the dates specified in the chart below, the following information is added for the above-referenced former "Kemper" Funds (except Scudder Cash Reserves Fund), Scudder High-Yield Tax-Free Fund and Scudder 21st Century Growth
Fund:


Administrative Fee. The Fund has entered into an administrative services agreement with Zurich Scudder (the "Administration Agreement"), pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Zurich Scudder under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an annual administrative services fee (the "Administrative Fee") in the amount listed in the chart below. One effect of this arrangement is to make the Fund's future expense ratio more predictable. However, the Fund will not benefit from economies of scale derived from increases in assets.

Various service providers (the "Service Providers"), some of which are affiliated with Zurich Scudder, provide certain services to the Fund pursuant to separate agreements. Zurich Scudder will pay the Service Providers for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Zurich Scudder the Administrative Fee.

The Administration Agreement has an initial term of three years ending September 30, 2003, subject to earlier termination by the Fund's Board. The Administration Agreement shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the trustees/directors, including the Independent Trustees/Directors. The fee payable by the Fund to Zurich Scudder pursuant to the Administration Agreement is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by Zurich Scudder under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees/Directors (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Zurich Scudder.


------------------------------------- ----------------------------------- -----------------------------------
Fund                                  Administrative Fee Rate+            Effective Date
------------------------------------- ----------------------------------- -----------------------------------
Bank Loan Fund
------------------------------------- ----------------------------------- -----------------------------------

Scudder Floating Rate Fund            .225% for Class A                   June 25, 2001

                                      .275% for Class B

                                      .250% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Core/Index
------------------------------------- ----------------------------------- -----------------------------------
Scudder S&P 500 Stock Fund            .350% for Class A                   June 18, 2001

                                      .400% for Class B

                                      .375% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Core/Large Cap
------------------------------------- ----------------------------------- -----------------------------------
Scudder Blue Chip Fund                .325% for Class A                   June 11, 2001

                                      .375% for Class B

                                      .350% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Total Return Fund             .225% for Class A                   June 11, 2001

                                      .375% for Class B

                                      .300% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Focus Value+Growth Fund       .325% for Class A                   June 11, 2001

                                      .375% for Class B

                                      .350% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Research Fund                 .325% for Class A                   June 11, 2001

                                      .375% for Class B

                                      .350% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Global/International
------------------------------------- ----------------------------------- -----------------------------------

Scudder International Research Fund   .400% for Class A                   May 29, 2001

                                      .450% for Class B

                                      .425% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Growth/Aggressive
------------------------------------- ----------------------------------- -----------------------------------
Scudder Aggressive Growth Fund        .475% for Class A                   June 25, 2001

                                      .525% for Class B

                                      .500% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Scudder Small Capitalization Equity   .375%  for   Class  A;              June 25, 2001
Fund                                  temporary waiver of .015%)

                                      .525% for Class B

                                      .425% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder 21st Century Growth           .475% for Class A                   December 29, 2000
------------------------------------- ----------------------------------- -----------------------------------

                                       8

------------------------------------- ----------------------------------- -----------------------------------
Fund                                  .525% for Class B

                                      .500% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Growth/Large Cap
------------------------------------- ----------------------------------- -----------------------------------

Scudder Growth Fund                   .225% for Class A                   June 25, 2001

                                      .375% for Class B

                                      .325% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Focus Growth Fund             .325% for Class A                   June 25, 2001

                                      .375% for Class B

                                      .350% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Income
------------------------------------- ----------------------------------- -----------------------------------
Scudder High-Yield Fund               .200% for Class A                   May 29, 2001

                                      .275% for Class B

                                      .275% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Strategic Income Fund         .325% for Class A                   May 29, 2001

                                      .375% for Class B

                                      .200% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Scudder U.S. Government Securities    .200%  for   Class  A               May 29, 2001
Fund                                  (temporary waiver of .004%)

                                      .250% for Class B

                                      .175% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
National Tax-Free Income
------------------------------------- ----------------------------------- -----------------------------------
Scudder High-Yield Tax-Free Fund      .175% for Class A                   December 29, 2000

                                      .225% for Class B

                                      .200% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Regional /International
------------------------------------- ----------------------------------- -----------------------------------
Scudder New Europe Fund               .400% for Class A                   May 29, 2001

                                      .450% for Class B

                                      .425% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Sector
------------------------------------- ----------------------------------- -----------------------------------
Scudder-Dreman Financial Services     .350% for Class A                   June 25, 2001
Fund
                                      .400% for Class B

                                      .375% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Scudder Technology Fund               .225% for Class A                   June 25, 2001

                                      .425% for Class B

                                      .325% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------

                                       9

------------------------------------- ----------------------------------- -----------------------------------
State Tax-Free Income
------------------------------------- ----------------------------------- -----------------------------------
Scudder California Tax-Free Income    .075 % for Class A                  June 18, 2001
Fund
                                      .125% for Class B

                                      .175% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Scudder Florida Tax-Free Income Fund  .100% for Class A                   June 18, 2001

                                      .150% for Class B

                                      .125% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Fund
                                      .175% for Class B

                                      .150% for Class C
------------------------------------- ----------------------------------- -----------------------------------
Value
------------------------------------- ----------------------------------- -----------------------------------
Scudder Contrarian Fund               .325% for Class A                   May 29, 2001

                                      .375% for Class B

                                      .350% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder-Dreman High Return Equity     .350%  for   Class  A               May 29, 2001
Fund                                  (temporary waiver of .007%)

                                      .400% for Class B

                                      .375% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Scudder Small Cap Value Fund          .475% for Class A                   May 29, 2001

                                      .525% for Class B

                                      .500% for Class C

                                      .100% for Class I
------------------------------------- ----------------------------------- -----------------------------------
Target Equity
------------------------------------- ----------------------------------- -----------------------------------
Scudder Retirement Fund-Series III    .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Retirement Fund-Series IV     .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Retirement Fund-Series V      .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Retirement Fund-Series VI     .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Retirement Fund-Series VII    .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Target 2010 Fund              .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Target 2011 Fund              .200%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------
Scudder Worldwide 2004 Fund           .375%                               June 25, 2001
------------------------------------- ----------------------------------- -----------------------------------

+ Certain of the funds have adopted "temporary" waivers from the contractual administrative fee rate which are in effect for 12 months following the effective date indicated above.

Purchase, Exchange and Redemption of Shares

Effective July 1, 2001, the following information amends information provided in the subsection entitled "Alternative Purchase Arrangements" under the heading "Purchase of Shares" for the above-referenced former "Kemper" funds, Scudder Global Discovery Fund, Scudder 21st Century Growth Fund, Scudder High-Yield Tax-Free Fund:


Class A shares are sold subject to an annual Rule 12b-1/shareholder services fee of 0.25%. Class B shares are sold subject to an annual Rule 12b-1/shareholder services fee of 1.00%. Class C shares are sold subject to an annual Rule 12b-1/shareholder services fee of 1.00%. That portion of the Rule 12b-1/shareholder services fee for each of Class A, Class B and Class C attributable to shareholder services is 0.25%.


The minimum initial investment for each of Class A, Class B and Class C of the Fund is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates.

Each of the Funds has adopted the following policy that replaces information contained under the heading "Purchase of Shares":

Due to the desire of the Trust's/Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who currently hold certificates may hold the certificates in their possession until they wish to exchange or redeem such shares.


Each of the Funds, except the Zurich Money Funds and Zurich YieldWise Money Funds, has adopted the following policies relating to buying, exchanging and selling shares for their respective classes indicated below:

     o The minimum initial investment amount for IRA accounts is $500. (Class A,B,C only)

     o The minimum additional investment amount for regular accounts, IRA accounts and wire purchases is $50. (All classes)

     o There is a $50 minimum for exchanges between existing accounts. (All classes)

     o There is a $50 minimum and $250,000 maximum for Quick Buy/Quick Sell (formerly "EXPRESS-Transfer") (In addition, your bank will need to have Automated Clearinghouse (ACH) services for you to take advantage of this feature). (All classes)

     o Go to scudder.com to get up-to-date information, review balances or even place orders for exchanges. (All classes)

     o If the proceeds of a redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor or guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. (All classes)

     o The privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. (All classes)

     o The Fund will reinvest dividend checks (and future dividends) in shares of the same Fund and class if checks are returned by the post office as undeliverable. (All classes)



Dividends, Distributions and Taxes

The following information amends similar information relating to dividends for Scudder GNMA Fund, Scudder High-Yield Opportunity Fund, Scudder Income Fund and Scudder Short Term Bond Fund:

Income will be declared and paid monthly.

The following information amends similar information relating to dividends for all Taxable Income Funds and all State and National Tax-Free Income Funds:

Effective July 1, 2001, all wires received will begin to accrue dividends the next business day after your purchase is processed.

Service Providers

The following information amends similar information relating to service providers for all of the Funds:

The names of the Funds' advisor, principal underwriter and distributor and shareholder services agent have changed from Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Kemper Service Company to Zurich Scudder Investments, Inc., Scudder Distributors, Inc. and Scudder Investments Service Company, respectively.

Fund Organization

The following chart reflects name changes of the relevant trust or corporation for the above-referenced former "Kemper" Funds:

--------------------------- ---------------------------- ------------------------- --------------------------
Fund                        Former Trust/Corporation     New Trust/Corporation     Effective Date of Name
                            Name                         Name                      Change
--------------------------- ---------------------------- ------------------------- --------------------------

Bank Loan Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Floating Rate       Kemper Floating Rate Fund    Scudder Floating Rate     June 25, 2001
Fund                                                     Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Core/Index
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder S&P 500 Stock       Kemper Funds Trust           Scudder Investors Trust   January 1, 2001
Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Core/Large Cap
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Blue Chip Fund      Kemper Blue Chip Fund        Scudder Blue Chip Fund    June 11, 2001
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Focus               Kemper Value Plus Growth     Scudder Value Plus        June 11, 2001
Value+Growth Fund           Fund                         Growth Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Research  Fund      Kemper Funds Trust           Scudder Investors Trust   January 1, 2001
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Total Return Fund   Kemper Total Return Fund     Scudder Total Return      June 11, 2001
                                                         Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Global/ International
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder International       Kemper                       Scudder International     May 29, 2001
Research Fund               Global/International         Research Fund, Inc.
                            Series, Inc.
--------------------------- ---------------------------- ------------------------- --------------------------
Growth/Aggressive Growth
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Aggressive Growth   Kemper Aggressive Growth     Scudder Aggressive        June 25, 2001
Fund                        Fund                         Growth Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Small               Kemper Small                 Scudder Small             June 25, 2001
Capitalization Equity       Capitalization Equity Fund   Capitalization Equity
Fund                                                     Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Growth/Large Cap
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Growth Fund         Kemper Growth Fund           Scudder Growth Fund       June 25, 2001
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Focus Growth Fund   Kemper Funds Trust           Scudder Investors Trust   January 1, 2001
--------------------------- ---------------------------- ------------------------- --------------------------

Income
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder High-Yield Fund     Kemper High Yield Series     Scudder High Yield        May 29, 2001
                                                         Series
--------------------------- ---------------------------- ------------------------- --------------------------


                                       13

--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Strategic Income    Kemper Strategic Income      Scudder Strategic         May 29, 2001
Fund                        Fund                         Income Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder U.S. Government     Kemper U.S. Government       Scudder U.S. Government   May 29, 2001
Securities Fund             Securities Fund              Securities Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Money Funds
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Cash Reserves       Kemper Portfolios            Scudder Portfolios        May 29, 2001
--------------------------- ---------------------------- ------------------------- --------------------------

Regional/International
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder New Europe Fund     Kemper New Europe Fund,      Scudder New Europe        May 29, 2001
                            Inc.                         Fund, Inc.
--------------------------- ---------------------------- ------------------------- --------------------------

Sector
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder-Dreman Financial    Kemper Equity Trust          Scudder Equity Trust      June 25, 2001
Services Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Technology Fund     Kemper Technology Fund       Scudder Technology Fund   June 25, 2001
--------------------------- ---------------------------- ------------------------- --------------------------

State Tax-Free Income
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder California          Kemper State Tax-Free        Scudder State Tax-Free    June 18, 2001
Tax-Free Income Fund        Income Series                Income Series
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Florida Tax-Free    Kemper State Tax-Free        Scudder State Tax-Free    June 18, 2001
Income Fund                 Income Series                Income Series
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder New York Tax-Free   Kemper State Tax-Free        Scudder State Tax-Free    June 18, 2001
Income Fund                 Income Series                Income Series
--------------------------- ---------------------------- ------------------------- --------------------------

Target Equity
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Retirement          Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund-Series III                                          Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Retirement          Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund-Series IV                                           Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Retirement          Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund-Series V                                            Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Retirement          Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund-Series VI                                           Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Retirement          Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund-Series VII                                          Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Target 2010 Fund    Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
                                                         Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Target 2011 Fund    Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
                                                         Fund
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Worldwide 2004      Kemper Target Equity Fund    Scudder Target Equity     June 25, 2001
Fund                                                     Fund
--------------------------- ---------------------------- ------------------------- --------------------------

Value
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Contrarian Fund     Kemper Value Series, Inc.    Scudder Value Series,     May 29, 2001
                                                         Inc.
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder-Dreman High         Kemper Value Series, Inc.    Scudder Value Series,     May 29, 2001
Return Equity Fund                                       Inc.
--------------------------- ---------------------------- ------------------------- --------------------------
Scudder Small Cap Value     Kemper Value Series, Inc.    Scudder Value Series,     May 29, 2001
Fund                                                     Inc.
--------------------------- ---------------------------- ------------------------- --------------------------

Pending shareholder approval, the following information is added relating to the organization of Scudder Value Series, Inc. (formerly Kemper Value Series, Inc.), of which Scudder-Dreman High Return Equity Fund, Scudder Contrarian Fund and Scudder Small Cap Value Fund are series:

Master/feeder structure

The Board has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.






May 29, 2001


                                       15